14. Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrant activity
	Warrants Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share
Balance at December 31, 2014	300,000	$2.00	4.37 years	–	$2.00
Warrants Granted	–
Warrants Exercised	–
Warrants Expired	–
Balance at September 30, 2015	300,000	$2.00	3.88 years	$0	$2.00

Exercisable December 31, 2014	300,000	$2.00	4.37 years	–	$2.00
Exercisable September 30, 2015	300,000	$2.00	3.88 years	$0	$2.00

	Warrants Outstanding	Exercise	Weighted Average Remaining	Weighted Average Exercise
	Number of	Price	Contractual	Price
	Shares	per Share	Life	per Share

Balance at December 31, 2013	–	$–	–	$–
Warrants Granted	300,000	$2.00	4.37 years	$2.00
Warrants Exercised	–	$–	–	$–
Warrants Expired	–	$–	–	$–
Balance at December 31, 2014	300,000	$2.00	4.37 years	$2.00

Exercisable December 31, 2013	–	$–	–	$–
Exercisable December 31, 2014	300,000	$2.00	4.37 years	$2.00